STOCKHOLDERS' DEFICIT - Employee Stock Option (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
STOCK CAPITAL
Amount of options, Outstanding at beginning of period	51,656	86,359
Amount of options, Outstanding at end of period		51,656	86,359
Options exercisable		43,800	69,176
Employee Stock Option
STOCK CAPITAL
Amount of options, Outstanding at beginning of period	51,656	86,359	107,052
Amount of options, Granted	0
Amount of options, Vested	(400)	0
Amount of options, Forfeited		(34,703)	(20,693)
Amount of options, Outstanding at end of period	51,256	51,656	86,359
Options exercisable	43,934
Amount of options, Vested at end of period		43,800	69,176
Weighted average exercise price, Outstanding at beginning of period (in dollars per share)	$ 34.19	$ 34.55	$ 49.01
Weighted average exercise price, Granted (in dollars per share)	0
Weighted average exercise price, Vested (in dollars per share)	25.95	0
Weighted Average exercise Price, Forfeited (in dollars per share)		35.09	109.34
Weighted average exercise price, Outstanding at end of period (in dollars per share)	34.25	34.19	34.55
Weighted average exercise price, Exercisable at end of period (in dollars per share)	$ 34.36
Weighted average exercise price, Vested at end of period (in dollars per share)		$ 34.39	$ 34.81